Income Taxes - Schedule of Net Deferred Tax Assets Components (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 46,365	$ 42,243
Intangibles	174	189
Research and development capitalization	6,525	3,839
Accrued compensation	2,070	2,282
Credits	9,395	8,013
Fixed assets	21	10
Other, net	99	88
Right-of-use liability	13	25
Deferred tax assets	64,662	56,689
Deferred tax liabilities:
Right-of-use asset	(11)	(23)
Deferred tax liabilities	(11)	(23)
Net deferred tax assets	64,651	56,666
Valuation allowance	(64,651)	(56,666)
Net deferred tax assets	$ 0	$ 0